Non-Current Liabilities - Financial Liabilities - DFA (Tables)	12 Months Ended
Jun. 30, 2024
Categories of non-current financial liabilities [abstract]
Disclosure of Summary of Noncurrent Financial Liabilities DFA

	June 30, 2024	June 30, 2023

	US$	US$
Carrying amount at July 1	85,660,000	—
Funding at fair value	85,000,000	84,500,000
Interest expense on DFA* (includes amounts owed to related party $24,698,653 (2023: $13,462,160))	30,263,042	13,462,160
Gain on remeasurement of financial liability - DFA2	(387,284)	(12,302,160)
Total financial liabilities	200,535,758	85,660,000